LEASES (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Leases [Abstract]
LEASES
NOTE 15 – LEASES
The Company leases office facilities in Boca Raton, Florida, Seattle, Washington and Ontario, Canada under non-cancelable operating lease agreements. The leases require monthly payments ranging from $4,000 to $48,000 and expire on various dates through February 2032. In addition to minimum rent, the Company is required to pay a proportionate share of operating expenses under these leases.
In June 2022, the Company entered into a new lease which became effective on January 1, 2024 after completion of leasehold improvements. The new lease term is for 98 months and monthly rental payments range from $38,000 to $48,000 over the life of the lease.
As of March 31, 2024, and December 31, 2023, the following amounts were presented on the Company’s condensed consolidated balance sheets in accordance with ASC 842 - Lease Accounting (in thousands):

	March 31, 2024	December 31, 2023
	(unaudited)	(audited)
Balance Sheet
Assets:
Right of use asset - operating lease	$3,031	$340
Liabilities
Current	329	99
Non-current	2,815	225
Total operating lease liability	$3,144	$324
For the three months ended March 31, 2024 and March 31, 2023, the Company’s operating lease cost was $160,000 and $133,000, respectively. Other information pertaining to capitalized assets and liabilities under the leasing standard is as follows (in thousands):

	Three Months Ended March 31, 2024	Three Months Ended March 31, 2023
Other information
Operating lease cost	$160	$133
Operating cash flows paid to operating leases	$31	$126
Right-of-use assets in exchange for new operating lease liabilities	$2,781	$—
Weighted-average remaining lease term — operating leases (months)	89.9	17.9
Weighted-average discount rate — operating leases	9.05%	5.67%
As of March 31, 2024, the Company’s lease liabilities mature as follows:

Fiscal Year:	Operating Leases
2024	$434
2025	595
2026	592
2027	504
Thereafter	2,278
Total lease payments	4,403
Less Imputed Interest	(1,259)
Present value of lease liabilities	$3,144

NOTE 17 – LEASES
As discussed in Note 2, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2016-02, Leases (Topic 842) in February 2016 (“Lease Standard”). The amendments are effective for fiscal years beginning after December 15, 2021, for all entities, and interim periods within those fiscal years for public business entities and interim periods within fiscal years beginning after December 15, 2022, for all other entities. The Company adopted this standard on January 1, 2022.
SpringBig elected to take the cumulative transition approach to accounting for the adoption of the Lease Standard. This approach requires entities to apply the ASC 842 requirements in the period of adoption (i.e., assuming an adoption date of January 1, 2022, SpringBig’s comparative financial statements for the years ended December 31, 2022 and 2021 would need to apply ASC 842 only for the year ended December 31, 2022). As of the adoption date of January 1, 2022, the Company recorded ROU assets of $1.1 million and lease liabilities of $1.1 million. A cumulative effect adjustment to equity of $31,000 was recorded as of the adoption date.
The Company leases office facilities in Boca Raton, Florida, Seattle, Washington and Ontario, Canada under non-cancelable operating lease agreements. The leases require monthly payments ranging from $4,000 to $7,000 and expire on various dates through February 2027. In addition to minimum rent, the Company is required to pay a proportionate share of operating expenses under these leases.
In June of 2022, the Company entered into a lease with the current landlord for the Company’s corporate headquarters under which the current leases will be replaced by the new lease on a single floor in the same building as the Company currently occupies. The new lease commenced during January 2024. The new lease term is for 98 months. Monthly rental payments range from $38,000 to $48,000 over the life of the lease. As of December 31, 2023, the Company’s existing leases were terminated and the associated right of use assets and operating lease liabilities were written off, resulting in an $14,000 gain for the year ended December 31, 2023. The resultant gain is included in general and administrative expenses on the Company’s consolidated statements of operations.
Lease expense was approximately $725,000 and $846,000 for the years ended December 31, 2023 and 2022, respectively, which is recorded in general and administrative expenses on the consolidated statement of operations. Of the $725,000 and $846,000 for the years ended December 31, 2023 and 2022, respectively, $486,000 and $515,000 related to operating leases under ASC 842 with the remainder attributable to common area maintenance, taxes, and other charges, respectively.
As of December 31, 2023, the following amounts were presented on SpringBig’s consolidated balance sheets in accordance with the Leasing Standard.

	Year ended December 31,
	2023	2022
Balance Sheet
Assets:
Right of Use Assets - Operating Lease	$340	$750
Liabilities:
Current	99	465
Non-current	225	316
Total Operating Lease Liabilities	$324	$781
For both years ending December 31, 2023 and 2022, the Company’s operating lease cost was $0.5 million and is recorded in general and administrative expenses on the Company’s consolidated statements of operations. Other information pertaining to capitalized assets and liabilities under the leasing standard is as follows.

	2023	2022
Other information
Operating lease cost	$486	$515
Operating cash flows from operating leases	$520	$318
Disposal of right-of-use assets	$299	$—
Disposal of operating lease liabilities associated with right-of-use assets	$313	$—
Right-of-use assets obtained in exchange for new operating lease liabilities	$412	$150
Weighted-average remaining lease term - operating leases (months)	35.1	20.4
Weighted-average discount rate - operating leases	9%	6%
As of December 31, 2023, the Company’s lease liabilities mature as follows:

Operating Leases
Fiscal Year:
2024	$124
2025	128
2026	110
2027	9
Total lease payments	371
Less imputed interest	(47)
Present value of lease liabilities	$324